Offsets	Feb. 04, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Kyivstar Group Ltd.
Form or Filing Type	F-4
File Number	333-287802
Initial Filing Date	Jun. 05, 2025
Fee Offset Claimed	$ 11,117.47
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares
Unsold Securities Associated with Fee Offset Claimed	195,554,070
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 411,843.62
Termination / Withdrawal Statement	Termination
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Kyivstar Group Ltd.
Form or Filing Type	F-4
File Number	333-287802
Filing Date	Jun. 05, 2025
Fee Paid with Fee Offset Source	$ 11,117.47
Offset Note	With respect to the Company’s registration statement on Form F-4 (File No. 333-287802) (the “F-4 Registration Statement”), first filed with the Securities and Exchange Commission (“SEC”) on June 5, 2025 (the “First F-4 Filing”), the Company inadvertently included 195,554,070 Company common shares in the Calculation of Filing Fee Tables included as an exhibit to the First F-4 Filing (the “Unregistered Shares”). The Company made a payment of $354,481.65 in respect of the Unregistered Shares. As part of the pre-effective amendment no. 1 to the F-4 Registration Statement, filed with the SEC on June 24, 2025 (the “Second F-4 Filing”), the Company filed an amended Calculation of Filing Fee Tables included as an exhibit to the Second F-4 Filing, correcting the number of Company common shares being registered under the F-4 Registration Statement to exclude the Unregistered Shares. Accordingly, the Unregistered Shares were not registered under the F-4 Registration Statement at the time it was declared effective by the SEC on July 22, 2025 and the offering was terminated with respect to the Unregistered Shares. From the $354,481.65, the Company applied (i) $10,543.13 in connection with the registration statement on Form F-1, which was filed with the SEC on December 9, 2025 (File No. 333-290082) and declared effective on December 18, 2025 and (ii) $34,525 in connection with the registration statement on Form F-1, which was filed with the SEC on January 28, 2026 (File No. 333-292996) and declared effective on January 29, 2026. From the remaining $309,413.52, the Company will apply $11,117.47 for the filing of this Registration Statement.